INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS - NET [Abstract]
Schedule of intangible assets
Intangible assets as of December 31, 2017 consist of the following:

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.8	(1.7)	2.1
Technologies	4.6	(4.6)	-
Trademarks	5.9	-	5.9
Software licenses	30.0	(22.2)	7.8
Generation licenses	11.9	-	11.9
Others	4.8	(0.5)	4.3

	61.0	(29.0)	32.0

Intangible assets as of December 31, 2016 consist of the following:

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.4	(1.2)	2.2
Technologies	11.0	(11.0)	-
Trademarks	5.2	-	5.2
Software licenses	28.2	(20.9)	7.3
Others	2.4	(0.5)	1.9

	50.2	(33.6)	16.6

Schedule of estimated amortization expense
in millions of $	Amortization

For the years ending December 31,
2018	4.0
2019	3.7
2020	3.5
2021	3.5
2022	3.4
Beyond 2023	8.0